UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     8/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             102

Form 13F Information Table Value Total:  $      201,963
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
Alcatel-Lucent                 SPONSORED ADR  013904305      475   291,367 SH       SOLE       0           0   291,367    0
Alcoa Inc                      Common         013817101      309    35,283 SH       SOLE       0           0    35,283    0
Anadarko Pete Corp             Common         032511107    2,458    37,132 SH       SOLE       0           0    37,132    0
Apache Corp                    Common         037411105    1,172    13,330 SH       SOLE       0           0    13,330    0
Apple, Inc                     Common         037833100      339       580 SH       SOLE       0           0       580    0
ARM HLDGS PLC                  SPONSORED ADR  042068106    1,400    58,855 SH       SOLE       0           0    58,855    0
Atlas Air Worldwide Hldgs      Com New        049164205      957    21,988 SH       SOLE       0           0    21,988    0
Atwood Oceanics Inc            Common         050095108      309     8,160 SH       SOLE       0           0     8,160    0
Baker Hughes Inc               Common         057224107      428    10,405 SH       SOLE       0           0    10,405    0
Barrick Gold Corp              Common         067901108    1,339    35,638 SH       SOLE       0           0    35,638    0
Basic Energy Svcs Inc New      Common         06985P100      116    11,250 SH       SOLE       0           0    11,250    0
BB&T Corp                      Common         054937107    1,015    32,885 SH       SOLE       0           0    32,885    0
BHP Billiton Ltd               SPONSORED ADR  088606108      845    12,945 SH       SOLE       0           0    12,945    0
Blackrock Kelso Capital Corp   Common         092533108    1,853   189,848 SH       SOLE       0           0   189,848    0
Buckeye Partners LP            Unit Ltd Partn 118230101    1,247    23,905 SH       SOLE       0           0    23,905    0
Cameco Corp                    Common         13321L108      877    39,961 SH       SOLE       0           0    39,961    0
Cameron International Corp     Common         13342B105    1,453    34,013 SH       SOLE       0           0    34,013    0
Carrizo Oil & Co Inc           Common         144577103      929    39,550 SH       SOLE       0           0    39,550    0
Caterpillar Inc Del            Common         149123101      601     7,075 SH       SOLE       0           0     7,075    0
Chevron Corp New               Common         166764100      244     2,311 SH       SOLE       0           0     2,311    0
Cisco Sys Inc                  Common         17275R102      307    17,895 SH       SOLE       0           0    17,895    0
Concho Resources Inc           Common         20605P101    2,517    29,570 SH       SOLE       0           0    29,570    0
Continental Resources Inc.     Common         212015101    1,149    17,250 SH       SOLE       0           0    17,250    0
Cooper Industries Ltd          CL A           G24182100      391     5,740 SH       SOLE       0           0     5,740    0
Crystallex Int'l Corp          Common         22942F101        1    12,840 SH       SOLE       0           0    12,840    0
Cummins Inc                    Common         231021106      988    10,196 SH       SOLE       0           0    10,196    0
Cyberonics Inc                 Common         23251P102    1,270    28,260 SH       SOLE       0           0    28,260    0
Cytokinetics                   Common         23282W100       89   139,160 SH       SOLE       0           0   139,160    0
DCP Midstream Partners LP      Common         23311P100    1,481    35,140 SH       SOLE       0           0    35,140    0
Deere & Co                     Common         244199105    2,061    25,479 SH       SOLE       0           0    25,479    0
Denbury Res Inc.               Com New        247916208    1,005    66,509 SH       SOLE       0           0    66,509    0
Devon Energy Corp New          Common         25179M103    1,791    30,876 SH       SOLE       0           0    30,876    0
Diamond Offshore Drilling Inc  Common         25271C102    1,008    17,040 SH       SOLE       0           0    17,040    0
Dril-Quip Inc.                 Common         262037104   95,270 1,452,511 SH       SHARED     0           0 1,452,511    0
Du Pont E I De Nemours & Co.   Common         263534109    1,521    30,085 SH       SOLE       0           0    30,085    0
El Paso Pipeline Partners LP   COM UNIT LP1   283702108      867    25,650 SH       SOLE       0           0    25,650    0
Ensco International Inc        Common         26874Q100    1,795    38,223 SH       SOLE       0           0    38,223    0
Enterprise Prods Partners LP   Common         293792107    4,058    79,193 SH       SOLE       0           0    79,193    0
EOG Resources                  Common         26875P101      436     4,833 SH       SOLE       0           0     4,833    0
EQT Corp                       Common         26884L109      203     3,783 SH       SOLE       0           0     3,783    0
Exxon Mobil Corp               Common         30231G102    6,067    70,900 SH       SOLE       0           0    70,900    0
Gastar Expl Ltd                Common         367299203       69    36,000 SH       SOLE       0           0    36,000    0
General Electric Co            Common         369604103    1,483    71,181 SH       SOLE       0           0    71,181    0
Goldcorp Inc.                  Common         380956409      369     9,825 SH       SOLE       0           0     9,825    0
Goodrich Pete Corp             Common         382410405      142    10,250 SH       SOLE       0           0    10,250    0
Halliburton Co                 Common         406216101      974    34,300 SH       SOLE       0           0    34,300    0
Helmerich & Payne Inc          Common         423452101      716    16,470 SH       SOLE       0           0    16,470    0
Honeywell Inc.                 Common         438516106    1,152    20,637 SH       SOLE       0           0    20,637    0
Iamgold Corp                   Common         450913108      879    74,525 SH       SOLE       0           0    74,525    0
Int'l Business Machines        Common         459200101    1,497     7,652 SH       SOLE       0           0     7,652    0
Interpublic Group Cos Inc.     Common         460690100      878    80,900 SH       SOLE       0           0    80,900    0
Kansas City Southern           Common         485170302      417     5,994 SH       SOLE       0           0     5,994    0
Kinder Morgan Energy Partners  UT LTD PARTNER 494550106    1,818    23,135 SH       SOLE       0           0    23,135    0
Kinder Morgan Inc Del          Common         49456B101      825    25,600 SH       SOLE       0           0    25,600    0
Kinder Morgan Management LLC   SHS            49455U100      622     8,471 SH       SOLE       0           0     8,471    0
Lockheed Martin Corp           Common         539830109    1,499    17,216 SH       SOLE       0           0    17,216    0
Lowes Cos Inc                  Common         548661107    1,228    43,177 SH       SOLE       0           0    43,177    0
Magellan Midstream Partners LP COM UNIT RP LP 559080106    1,257    17,800 SH       SOLE       0           0    17,800    0
Main Street Capital Corp       Common         56035L104    7,460   308,247 SH       SOLE       0           0   308,247    0
Microsoft Corp                 Common         594918104    1,442    47,128 SH       SOLE       0           0    47,128    0


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
Mitsubishi UFJ Finl Group In   SPONSORED ADR  606822104       54    11,390 SH       SOLE       0           0    11,390    0
Molycorp Inc.                  Common         608753109    1,162    53,940 SH       SOLE       0           0    53,940    0
Murphy Oil Corp                Common         626717102      603    12,000 SH       SOLE       0           0    12,000    0
National Oilwell Varco Inc     Common         637071101    2,189    33,973 SH       SOLE       0           0    33,973    0
Newfield Exploration           Common         651290108      488    16,648 SH       SOLE       0           0    16,648    0
Newmont Mining Corp            Common         651639106      826    17,032 SH       SOLE       0           0    17,032    0
Noble Corporation              Common         G65422100      907    27,896 SH       SOLE       0           0    27,896    0
Novartis AG                    SPONSORED ADR  66987V109      773    13,837 SH       SOLE       0           0    13,837    0
Oasis Pete Inc                 Common         674215108      401    16,600 SH       SOLE       0           0    16,600    0
Occidental Pete Corp           Common         674599105      577     6,728 SH       SOLE       0           0     6,728    0
Oceaneering Int'l Inc          Common         675232102      790    16,512 SH       SOLE       0           0    16,512    0
Petroleo Brasileiro SA Petro   ADR            71654V408      599    31,888 SH       SOLE       0           0    31,888    0
Pioneer Natural Resources Co   Common         723787107    1,726    19,561 SH       SOLE       0           0    19,561    0
Plains All Amern Pipeline      Unit Ltd Partn 726503105    2,451    30,330 SH       SOLE       0           0    30,330    0
Plains Expl & Prodtn Co        Common         726505100    1,559    44,305 SH       SOLE       0           0    44,305    0
PolyMedix Inc                  Common         73174C100        7    23,380 SH       SOLE       0           0    23,380    0
Potash Corp Sask Inc           Common         73755L107    1,297    29,688 SH       SOLE       0           0    29,688    0
Powerwave Technologies Inc.    Common         739363109       11    15,310 SH       SOLE       0           0    15,310    0
QEP Res Inc                    Common         74733V100      384    12,807 SH       SOLE       0           0    12,807    0
QUALCOMM Inc                   Common         747525103    1,184    21,271 SH       SOLE       0           0    21,271    0
Raytheon Co                    Com New        755111507      715    12,633 SH       SOLE       0           0    12,633    0
Rowan Cos Inc                  Common         779382100      824    25,501 SH       SOLE       0           0    25,501    0
Royal Dutch Shell PLC          Spons ADR A    780259206      316     4,680 SH       SOLE       0           0     4,680    0
Sandridge Energy Inc.          Common         80007P307    1,657   247,678 SH       SOLE       0           0   247,678    0
SAP AG                         Spon ADR       803054204    1,268    21,354 SH       SOLE       0           0    21,354    0
Schlumberger Ltd               Common         806857108    1,258    19,388 SH       SOLE       0           0    19,388    0
Seaco Ltd                      Common         G79441104      0.5    10,468 SH       SOLE       0           0    10,468    0
Seadrill Ltd                   SHS            G7945E105    2,374    66,845 SH       SOLE       0           0    66,845    0
SM Energy Company              Common         78454L100    1,134    23,082 SH       SOLE       0           0    23,082    0
Southern Co                    Common         842587107      497    10,728 SH       SOLE       0           0    10,728    0
Spansion Inc.                  Com CL A New   84649R200      250    22,735 SH       SOLE       0           0    22,735    0
SPDR Series Trust              S&P OILGAS EXP 78464A730      413     8,200 SH       SOLE       0           0     8,200    0
Sprint Nextel Corp             Com Ser 1      852061100      284    87,055 SH       SOLE       0           0    87,055    0
Targa Resources Partners LP    Com Unit       87611X105      506    14,180 SH       SOLE       0           0    14,180    0
Toll Brothers Inc              Common         889478103    1,488    50,050 SH       SOLE       0           0    50,050    0
Transglobe Energy Corp         Common         893662106      125    14,000 SH       SOLE       0           0    14,000    0
Transocean Ltd                 Common         G90073100      873    19,523 SH       SOLE       0           0    19,523    0
Ultra Petroleum Corp           Common         903914109      280    12,146 SH       SOLE       0           0    12,146    0
Vodafone Group PLC             Spons ADR      92857W209       31    10,910 SH       SOLE       0           0    10,910    0
Weatherford International Ltd  Common         G95089101      410    32,465 SH       SOLE       0           0    32,465    0
Western Gas Partners LP        Com Unit LP IN 958254104    1,116    25,570 SH       SOLE       0           0    25,570    0
Weyerhaeuser Co                Common         962166104      788    35,237 SH       SOLE       0           0    35,237    0
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